OPERATING SEGMENTS AND GEOGRAPHIC INFORMATION - Products and Services Information (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Disclosure of operating segments [line items]
Revenue	$ 2,830.0	$ 2,704.5
Simulation Products [Member]
Disclosure of operating segments [line items]
Revenue	1,281.7	1,208.7
Training and Services [Member]
Disclosure of operating segments [line items]
Revenue	$ 1,548.3	$ 1,495.8